Earnings per share (Details) - Basic [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 ARS ($) $ / shares shares
Statement [Line Items]
Profit (loss) for the year attributable to equity holders of the parent	$ 96,148	$ 127,197	$ 228,761
Weighted average number of ordinary shares outstanding	598	592	602
Basic earnings per share | (per share)	$ 160.81	$ 214.71	$ 380.00